INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 501	$ 523
Cost method	134	3
Total	$ 635	$ 526